UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler & Company, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number: 28-1384

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 2, 2003

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   66

FORM 13F INFORMATION TABLE VALUE TOTAL:   $153,132,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103      425    14500 SH       SOLE                    14500        0        0
ALCOA INC COM                  COM              013817101     2941   129125 SH       SOLE                   119125        0    10000
AMER INT'L GROUP               COM              026874107     3721    64325 SH       SOLE                    58775        0     5550
AOL TIME WARNER INC COM        COM              00184A105      219    16700 SH       SOLE                    16700        0        0
APPLE COMPUTER INC COM         COM              037833100     4133   288420 SH       SOLE                   264170        0    24250
AT & T WIRELESS COM            COM              00209A106     4453   788110 SH       SOLE                   730710        0    57400
BANK NEW YORK INC COM          COM              064057102     3312   138227 SH       SOLE                   128877        0     9350
BRISTOL MYERS SQUIBB           COM              110122108     5370   231977 SH       SOLE                   217477        0    14500
BURLINGTON RES INC COM         COM              122014103     2764    64815 SH       SOLE                    60715        0     4100
CATERPILLAR, INC.              COM              149123101     1622    35472 SH       SOLE                    32572        0     2900
CITIGROUP INC.                 COM              172967101     6728   191185 SH       SOLE                   180085        0    11100
CONOCOPHILLIPS COM             COM              20825C104     3996    82574 SH       SOLE                    77774        0     4800
COSTCO WHSL CORP NEW COM       COM              22160K105      400    14250 SH       SOLE                    14250        0        0
CVS CORP COM                   COM              126650100      385    15400 SH       SOLE                    15400        0        0
DOVER CORP                     COM              260003108      491    16850 SH       SOLE                    16850        0        0
DU PONT E.I. DE NEMOURS        COM              263534109     1583    37332 SH       SOLE                    34332        0     3000
DUKE POWER COMPANY             COM              264399106     1171    59907 SH       SOLE                    56107        0     3800
EMERSON ELECTRIC CO.           COM              291011104      600    11800 SH       SOLE                    11800        0        0
EXELON CORP                    COM              30161N101     3752    71110 SH       SOLE                    66610        0     4500
EXXON MOBIL CORP               COM              30231G102     5337   152741 SH       SOLE                   146891        0     5850
FEDERATED DEPT STORES INC DECO COM              31410H101     3019   104955 SH       SOLE                    95355        0     9600
FLEETBOSTON FINL CORP COM      COM              339030108     3603   148259 SH       SOLE                   137159        0    11100
GENERAL ELECTRIC CO            COM              369604103      587    24100 SH       SOLE                    24100        0        0
GENERAL MILLS, INC.            COM              370334104     3908    83245 SH       SOLE                    77695        0     5550
GENERAL MOTORS CORP.           COM              370442105     2029    55040 SH       SOLE                    50790        0     4250
HEWLETT PACKARD COMPANY        COM              428236103     4334   249670 SH       SOLE                   225020        0    24650
HONEYWELL INTERNATIONAL, INC.  COM              438516106     2086    86931 SH       SOLE                    82181        0     4750
IMS HEALTH INC COM             COM              449934108      370    23100 SH       SOLE                    23100        0        0
INTL BUSINESS MACHINES         COM              459200101     3217    41512 SH       SOLE                    39012        0     2500
J.P. MORGAN CHASE & CO         COM              46625H100     5215   217275 SH       SOLE                   199925        0    17350
JOHNSON & JOHNSON              COM              478160104      613    11410 SH       SOLE                    11410        0        0
KIMBERLY-CLARK CORP            COM              494368103      370     7800 SH       SOLE                     7800        0        0
KNIGHT RIDDER INC.             COM              499040103     2676    42302 SH       SOLE                    40102        0     2200
KROGER CO COM                  COM              501044101     3079   199270 SH       SOLE                   184470        0    14800
LIBERTY MEDIA CORP SERIES A CO COM              530718105      588    65750 SH       SOLE                    65750        0        0
LINCOLN NATIONAL CORP          COM              534187109      272     8600 SH       SOLE                     8600        0        0
MARSH & MCLENNAN COS.          COM              571748102      277     6000 SH       SOLE                     6000        0        0
MATTEL INC COM                 COM              577081102      619    32300 SH       SOLE                    32300        0        0
MCGRAW COS. INC.               COM              580645109      701    11600 SH       SOLE                    11600        0        0
MELLON FINL CORP COM           COM              58551A108     1761    67462 SH       SOLE                    62362        0     5100
MERCK & COMPANY, INC.          COM              589331107     4823    85202 SH       SOLE                    79902        0     5300
MERRILL LYNCH TAX-EXEMPT FUND  MUTUAL FUNDS     589908102       18    17789 SH       SOLE                    17789        0        0
MERRILL LYNCH U S GOVT MTG FCL MUTUAL FUNDS     59020T405      213    20558 SH       SOLE                    20558        0        0
MICROSOFT CORP COM             COM              594918104      744    14400 SH       SOLE                    14400        0        0
MORGAN STANLEY DEAN WITTER COM COM              617446448     2391    59887 SH       SOLE                    55837        0     4050
MOTOROLA, INC.                 COM              620076109     2234   258245 SH       SOLE                   241995        0    16250
NORFOLK SOUTHERN CORP          COM              655844108      232    11625 SH       SOLE                    11625        0        0
PFIZER, INC.                   COM              717081103      726    23750 SH       SOLE                    23750        0        0
PHILIP MORRIS COS., INC        COM              718154107     3192    78767 SH       SOLE                    71517        0     7250
PNC FINANCIAL SERVICES GROUP   COM              693475105      465    11100 SH       SOLE                    11100        0        0
PUBLIC SERVICE ENTERPRS        COM              744573106      450    14025 SH       SOLE                    14025        0        0
ROHM & HAAS COMPANY            COM              775371107      544    16750 SH       SOLE                    16750        0        0
SAFEWAY INC COM NEW            COM              786514208     4120   176355 SH       SOLE                   162805        0    13550
SBC COMMUNICATIONS INC         COM              78387G103     5238   193205 SH       SOLE                   179505        0    13700
STAPLES INC COM                COM              855030102      487    26600 SH       SOLE                    26600        0        0
TEXAS INSTRS INC COM           COM              882508104      506    33700 SH       SOLE                    33700        0        0
TRANSOCEAN SEDCO FOREX INC     COM              G90078109     2169    93475 SH       SOLE                    86425        0     7050
U S BANCORP                    COM              902973304     5336   251461 SH       SOLE                   235411        0    16050
UNION PAC CORP COM             COM              907818108     3290    54958 SH       SOLE                    51608        0     3350
UNOCAL CORP COM                COM              915289102     3044    99540 SH       SOLE                    92940        0     6600
VERIZON COMMUNICATIONS         COM              92343V104     6171   159264 SH       SOLE                   148339        0    10925
WALT DISNEY COMPANY            COM              254687106     2966   181850 SH       SOLE                   167450        0    14400
WAL-MART STORES INC            COM              931142103      599    11850 SH       SOLE                    11850        0        0
WELLS FARGO NEW                COM              949746101     3431    73201 SH       SOLE                    67151        0     6050
WEYERHAEUSER CO.               COM              962166104     3589    72935 SH       SOLE                    68685        0     4250
WYETH                          COM              983024100     3427    91635 SH       SOLE                    85435        0     6200
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